Income Taxes (Provision for Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Income Tax Expense (Benefit) [Abstract]
Federal	$ 466.0	$ 344.7	$ 457.5
State	79.9	61.2	79.6
Foreign	76.8	37.3	38.3
Total current taxes	622.7	443.2	575.4
Federal	49.2	111.6	(76.0)
State	(0.7)	8.3	(9.3)
Foreign	3.2	0	(1.4)
Total deferred taxes	51.7	119.9	(86.7)
Total provision for income taxes	$ 674.4	$ 563.1	$ 488.7